FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of financial risk management [Abstract]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [text block]
	As of December 31, 2018
		More than 1	Total contractual
		year but less	undiscounted	Carrying
	Within 1 year	than 3 years	cash flow	amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	24,329	-	24,329	24,329
Amounts owed to related parties	36,203		36,203	36,023
Interest-bearing bank borrowings	-	-	-	-
Total	60,532	-	60,532	60,532

	As of December 31, 2017
		More than 1	Total contractual
		year but less	undiscounted	Carrying
	Within 1 year	than 3 years	cash flow	amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	61,084	-	61,084	61,084
Amounts owed to related parties	36,017		36,017	36,017
Interest-bearing bank borrowings	-	-	-	-
Total	97,101	-	97,101	97,101

Disclosure of detailed information regarding currency risk [Text Block]
	As of December 31,
	2018	2017	2016
	RMB’000	RMB’000	RMB’000
Loss before taxation	353	86	8